Loss Per Share (Details) - Schedule of Loss Per Share - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Per Share [Abstract]
Loss attributable to owners of the Company	SFr (3,869,173)	SFr (26,528,411)	SFr (17,058,443)
Weighted average number of shares outstanding	491,258	45,536	33,116
Basic loss per share	SFr (7.88)	SFr (582.58)	SFr (515.11)
Loss attributable to owners of the Company	SFr (7,270,038)	SFr (18,651,643)	SFr (6,688,281)
Weighted average number of shares outstanding	491,258	45,536	33,116
Basic loss per share	SFr (14.8)	SFr (409.6)	SFr (201.97)